Loans and asset quality (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Loan Portfolio and Industry Concentrations of Credit Risk
The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2018 and Dec. 31, 2017.

Loans	Dec. 31,
(in millions)	2018	2017
Domestic:
Commercial	$1,949	$2,744
Commercial real estate	4,787	4,900
Financial institutions	5,091	5,568
Lease financings	706	772
Wealth management loans and mortgages	15,843	16,420
Other residential mortgages	594	708
Overdrafts	1,550	963
Other	1,181	1,131
Margin loans	13,343	15,689
Total domestic	45,044	48,895
Foreign:
Commercial	183	167
Financial institutions	6,492	7,483
Lease financings	551	527
Wealth management loans and mortgages	122	108
Other (primarily overdrafts)	4,031	4,264
Margin loans	141	96
Total foreign	11,520	12,645
Total loans (a)	$56,564	$61,540

(a)	Net of unearned income of $358 million at Dec. 31, 2018 and $394 million at Dec. 31, 2017 primarily related to domestic and foreign lease financings.

Summary of Transactions in the Allowance for Credit Losses
Activity in the allowance for credit losses is summarized as follows.

Allowance for credit losses activity for the year ended Dec. 31, 2018					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	2	—		1	3
Net recoveries	—	—	—	—	—	1	—		1	2
Provision	4	(1)	(1)	(3)	(1)	(5)	—		(4)	(11)
Ending balance	$81	$75	$22	$5	$21	$16	$—		$32	$252
Allowance for:
Loan losses	$24	$56	$7	$5	$18	$16	$—		$20	$146
Lending-related commitments	57	19	15	—	3	—	—		12	106
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$—	$4	$—	$—		$—	$4
Allowance for loan losses	—	—	—	—	—	—	—		—	—
Collectively evaluated for impairment:
Loan balance	$1,949	$4,787	$5,091	$706	$15,839	$594	$16,074	(a)	$11,520	$56,560
Allowance for loan losses	24	56	7	5	18	16	—		20	146

(a)	Includes $1,550 million of domestic overdrafts, $13,343 million of margin loans and $1,181 million of other loans at Dec. 31, 2018.

Allowance for credit losses activity for the year ended Dec. 31, 2017					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Charge-offs	—	—	—	—	—	(1)	—		—	(1)
Recoveries	—	—	—	—	—	5	—		—	5
Net recoveries	—	—	—	—	—	4	—		—	4
Provision	(5)	3	(3)	(5)	(1)	(12)	—		(1)	(24)
Ending balance	$77	$76	$23	$8	$22	$20	$—		$35	$261
Allowance for:
Loan losses	$24	$58	$7	$8	$18	$20	$—		$24	$159
Lending-related commitments	53	18	16	—	4	—	—		11	102
Individually evaluated for impairment:
Loan balance	$—	$—	$1	$—	$5	$—	$—		$—	$6
Allowance for loan losses	—	—	—	—	1	—	—		—	1
Collectively evaluated for impairment:
Loan balance	$2,744	$4,900	$5,567	$772	$16,415	$708	$17,783	(a)	$12,645	$61,534
Allowance for loan losses	24	58	7	8	17	20	—		24	158

(a)	Includes $963 million of domestic overdrafts, $15,689 million of margin loans and $1,131 million of other loans at Dec. 31, 2017.

Allowance for credit losses activity for the year ended Dec. 31, 2016					Wealth management loans and mortgages	Other residential mortgages	All other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$82	$59	$31	$15	$19	$34	$—		$35	$275
Charge-offs	—	—	—	—	—	(2)	—		—	(2)
Recoveries	—	—	13	—	—	5	—		1	19
Net recoveries	—	—	13	—	—	3	—		1	17
Provision	—	14	(18)	(2)	4	(9)	—		—	(11)
Ending balance	$82	$73	$26	$13	$23	$28	$—		$36	$281
Allowance for:
Loans losses	$25	$52	$8	$13	$19	$28	$—		$24	$169
Unfunded commitments	57	21	18	—	4	—	—		12	112
Individually evaluated for impairment:
Loan balance	$—	$—	$—	$4	$5	$—	$—		$—	$9
Allowance for loan losses	—	—	—	2	3	—	—		—	5
Collectively evaluated for impairment:
Loan balance	$2,286	$4,639	$6,342	$985	$15,550	$854	$19,760	(a)	$14,033	$64,449
Allowance for loan losses	25	52	8	11	16	28	—		24	164

(a)	Includes $1,055 million of domestic overdrafts, $17,503 million of margin loans and $1,202 million of other loans at Dec. 31, 2016.

Distribution of Nonperforming Assets
The table below presents our nonperforming assets.

Nonperforming assets (in millions)	Dec. 31,
	2018	2017
Nonperforming loans:
Other residential mortgages	$67	$78
Wealth management loans and mortgages	9	7
Commercial real estate	—	1
Total nonperforming loans	76	86
Other assets owned	3	4
Total nonperforming assets	$79	$90

Lost Interest Income
The table below presents the amount of lost interest income.

Lost interest
(in millions)	2018	2017	2016
Amount by which interest income recognized on nonperforming loans exceeded reversals
Total	$—	$—	$—
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year
Total	$5	$5	$6
Foreign	—	—	—

Information about Impaired Loans
The tables below present information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2018		2017		2016
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial real estate	$—	$—	$—	$—	$1	$—
Financial institutions	—	—	1	—	—	—
Wealth management loans and mortgages	1	—	2	—	5	—
Lease financings	—	—	1	—	3	—
Total impaired loans with an allowance	1	—	4	—	9	—
Impaired loans without an allowance:
Commercial real estate	—	—	—	—	1	—
Financial institutions	—	—	—	—	102	—
Wealth management loans and mortgages	4	—	3	—	2	—
Total impaired loans without an allowance (a)	4	—	3	—	105	—
Total impaired loans	$5	$—	$7	$—	$114	$—

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2018			Dec. 31, 2017
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial real estate	$—	$—	$—	$—	$3	$—
Financial institutions	—	—	—	1	1	—
Wealth management loans and mortgages	—	—	—	1	1	1
Total impaired loans with an allowance	—	—	—	2	5	1
Impaired loans without an allowance:
Wealth management loans and mortgages	4	4	N/A	4	4	N/A
Total impaired loans without an allowance (b)	4	4	N/A	4	4	N/A
Total impaired loans (c)	$4	$4	$—	$6	$9	$1

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of less than $1 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2018 and Dec. 31, 2017, respectively. The allowance for loan losses associated with these loans totaled less than $1 million at both Dec. 31, 2018 and Dec. 31, 2017, respectively.

Information about Past Due Loans
The table below presents our past due loans.

Past due loans and still accruing interest	Dec. 31, 2018				Dec. 31, 2017
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	≥90		30-59	60-89	≥90
Wealth management loans and mortgages	$22	$1	$5	$28	$39	$5	$—	$44
Other residential mortgages	12	6	7	25	18	5	5	28
Commercial real estate	1	—	—	1	44	—	—	44
Financial institutions	3	3	—	6	1	—	—	1
Total past due loans	$38	$10	$12	$60	$102	$10	$5	$117

Troubled Debt Restructurings on Financing Receivables
The following table presents our TDRs.

TDRs	2018			2017
	Number of contracts	Outstanding recorded investment		Number of contracts	Outstanding recorded investment
(dollars in millions)		Pre-modification	Post-modification		Pre-modification	Post-modification
Other residential mortgages	17	$4	$4	50	$13	$14
Wealth management loans and mortgages	—	—	—	2	6	6
Total TDRs	17	$4	$4	52	$19	$20

The modifications of the other residential mortgage loans in 2018 and 2017 consisted of reducing the stated interest rates and, in certain cases, a forbearance of default and extending the maturity dates. The modified loans are primarily collateral dependent for which the value is based on the fair value of the collateral.

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category
The following tables present information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category	Commercial		Commercial real estate		Financial institutions
	Dec. 31,		Dec. 31,		Dec. 31,
(in millions)	2018	2017	2018	2017	2018	2017
Investment grade	$2,036	$2,685	$4,184	$4,277	$9,586	$10,021
Non-investment grade	96	226	603	623	1,997	3,030
Total	$2,132	$2,911	$4,787	$4,900	$11,583	$13,051

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade
Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
	Dec. 31,
(in millions)	2018	2017
Wealth management loans:
Investment grade	$6,901	$7,042
Non-investment grade	106	185
Wealth management mortgages	8,958	9,301
Total	$15,965	$16,528